UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:  September 30,

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Brazil: 1.5%
15,178	Banco Bradesco S.A. (ADR)	$190,180
7,505	Banco Santander S.A. (ADR)	45,781
		235,961
Canada: 15.0%
4,892	Bank of Montreal (USD)	326,101
9,180	Bank of Nova Scotia (USD)	574,209
11,571	Royal Bank of Canada (USD)	777,918
6,983	Toronto-Dominion Bank (USD) †	658,078
		2,336,306
Germany: 2.3%
7,356	Deutsche Bank AG (USD) †	354,853
India: 0.5%
2,148	ICICI Bank Ltd. (ADR)	79,841
Japan: 4.6%
107,571	Mitsubishi UFJ Financial Group, Inc. (ADR)	718,574
Netherlands: 2.6%
29,164	ING Groep N.V. (ADR) *	408,588
Spain: 8.1%
43,475	Banco Bilbao Vizcaya Argentaria S.A. (ADR) †	538,655
79,378	Banco Santander S.A. (ADR) †	719,959
		1,258,614
Switzerland: 5.4%
10,038	Credit Suisse Group AG (ADR)	311,580
27,408	UBS AG (USD)*	527,604
		839,184
United Kingdom: 12.5%
26,907	Barclays Plc (ADR)	487,824
26,379	HSBC Holdings Plc (ADR)	1,454,274
		1,942,098
United States: 46.3%
75,036	Bank of America Corp.	1,168,311
9,791	Charles Schwab Corp.	254,566
21,337	Citigroup, Inc.	1,111,871
3,442	Goldman Sachs Group, Inc.	610,129
26,446	JPMorgan Chase & Co.	1,546,562
9,188	Morgan Stanley	288,136
13,870	U.S. Bancorp	560,348
37,057	Wells Fargo & Co.	1,682,388
		7,222,311
Total Common Stocks (Cost: $14,031,927)		15,396,330
PREFERRED STOCK: 1.5%
Brazil: 1.5% (Cost: $278,033)
17,727	Itau Unibanco Holding S.A. (ADR)	240,555
MONEY MARKET FUND: 0.2% (Cost: $28,193)
28,193	Dreyfus Government Cash Management Fund	28,193
Total Investments Before Collateral for Securities Loaned: 100.5%
(Cost: $14,338,153)		15,665,078
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.8% (Cost: $1,683,162)
1,683,162	Bank of New York Overnight Government Fund	1,683,162
Total Investments: 111.3% (Cost: $16,021,315)		17,348,240
Liabilities in excess of other assets: (11.3)%		(1,766,957)
NET ASSETS: 100.0%		$15,581,283

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,640,154.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commercial Banking Institution	26.5%	$4,151,277
Diversified Banking Institution	54.8	8,579,718
Finance - Investment Banker / Broker	1.6	254,566
Life & Health Insurance	2.6	408,588
Super - Regional Banks	14.3	2,242,736
Money Market Fund	0.2	28,193
	100.0%	$15,665,078

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$15,396,330	$—	$—	$15,396,330
Preferred Stock	240,555	—	—	240,555
Money Market Funds	1,711,355	—	—	1,711,355
Total	$17,348,240	$—	$—	$17,348,240

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 3.2%
367,736	Alkermes Plc (USD) *	$14,952,146
Netherlands: 3.2%
644,488	Qiagen N.V. (USD) *	15,345,259
United States: 93.6%
184,363	Alexion Pharmaceuticals, Inc. *	24,531,341
464,427	Amgen, Inc.	53,018,986
587,718	Arena Pharmaceuticals, Inc. * †	3,438,150
499,204	Ariad Pharmaceuticals, Inc. * †	3,404,571
145,472	Biogen Idec, Inc. *	40,695,792
214,139	BioMarin Pharmaceutical, Inc. *	15,047,548
253,772	Celgene Corp. *	42,877,317
182,399	Cepheid, Inc. * †	8,521,681
129,383	Charles River Laboratories International, Inc. *	6,862,474
87,599	Covance, Inc. *	7,713,968
199,141	Cubist Pharmaceuticals, Inc. *	13,714,841
944,308	Gilead Sciences, Inc. *	70,964,746
203,271	Illumina, Inc. *	22,485,838
424,146	Incyte Corp. *	21,474,512
312,108	Isis Pharmaceuticals, Inc. *	12,434,383
202,890	Medivation, Inc. *	12,948,440
201,001	Myriad Genetics, Inc. * †	4,217,001
95,136	Pharmacyclics, Inc. *	10,063,486
74,722	Regeneron Pharmaceuticals, Inc. *	20,566,483
111,974	Seattle Genetics, Inc. *	4,466,643
139,719	Theravance, Inc. *	4,980,983
135,054	United Therapeutics Corp. *	15,271,906
313,353	Vertex Pharmaceuticals, Inc. *	23,282,128
		442,983,218
Total Common Stocks (Cost: $381,291,263)		473,280,623
MONEY MARKET FUND: 0.0% (Cost: $98,201)
98,201	Dreyfus Government Cash Management Fund	98,201
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $381,389,464)		473,378,824

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.8%
Repurchase Agreements: 2.8%
$3,160,328	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $3,160,332; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $3,223,534 including accrued interest)	3,160,328

3,160,328	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $3,160,333; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $3,223,536 including accrued interest)	3,160,328

665,322	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $665,322; (collateralized by various U.S. government obligations, 1.00% to 4.38%, due 2/28/2015 to 11/15/2040, valued at $678,632 including accrued interest)	665,322

3,160,328	Repurchase agreement dated 12/31/2013 with JP Morgan Securities LLC, 0.00% due 1/2/2014, proceeds $3,160,328; (collateralized by various U.S. government and agency obligations, 2.50% to 7.50%, due 12/1/2014 to 11/1/2052, valued at $3,223,610 including accrued interest)	3,160,328

3,160,328	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $3,160,330; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $3,223,535 including accrued interest)	3,160,328

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $13,306,634)		13,306,634
Total Investments: 102.8% (Cost: $394,696,098)		486,685,458
Liabilities in excess of other assets: (2.8)%		(13,413,261)
NET ASSETS: 100.0%		$473,272,197

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,005,652.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diagnostic Equipment	1.8%	$8,521,681
Diagnostic Kits	3.3	15,345,259
Medical - Biomedical / Genetics	78.4	371,272,729
Medical - Drugs	5.9	27,900,586
Medical Labs & Testing Service	1.6	7,713,968
Therapeutics	9.0	42,526,400
Money Market Fund	0.0	98,201
	100.0%	$473,378,824

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$473,280,623	$—	$—	$473,280,623
Money Market Funds	98,201	—	—	98,201
Repurchase Agreements	—	13,306,634	—	13,306,634
Total	$473,378,824	$13,306,634	$—	$486,685,458

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 2.5%
19,691	Progressive Waste Solutions Ltd. (USD)	$487,352
France: 10.3%
123,549	Veolia Environnement S.A. (ADR) †	2,021,262
United States: 87.2%
17,086	ABM Industries, Inc.	488,489
8,728	Advanced Emissions Solutions, Inc. *	473,319
23,751	Calgon Carbon Corp. *	488,558
14,134	Cantel Medical Corp.	479,284
69,266	Casella Waste Systems, Inc. *	401,743
28,424	Ceco Environmental Corp.	459,616
7,674	Clarcor, Inc.	493,822
8,247	Clean Harbors, Inc. *	494,490
27,511	Covanta Holding Corp.	488,320
23,287	Darling International, Inc. *	486,233
11,234	Donaldson Company, Inc.	488,230
70,772	Energy Recovery, Inc. *	393,492
49,829	Fuel Tech, Inc. *	353,288
24,130	Layne Christensen Co. * †	412,140
40,694	Newpark Resources, Inc. *	500,129
29,524	Nuverra Environmental Solutions * †	495,708
224,518	Rentech, Inc. *	392,906
57,979	Republic Services, Inc.	1,924,903
15,755	Schnitzer Steel Industries, Inc.	514,716
16,906	Stericycle, Inc. *	1,963,970
10,150	Steris Corp.	487,707
7,211	Tennant Co.	488,978
8,635	Tenneco, Inc. *	488,482
17,490	Tetra Tech, Inc. *	489,370
13,173	US Ecology, Inc.	489,904
11,228	Waste Connections, Inc.	489,878
43,484	Waste Management, Inc.	1,951,127
		17,078,802
Total Common Stocks (Cost: $17,947,391)		19,587,416
MONEY MARKET FUND: 1.1% (Cost: $223,605)
223,605	Dreyfus Government Cash Management Fund	223,605
Total Investments Before Collateral for Securities Loaned: 101.1%
(Cost: $18,170,996)		19,811,021
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.2% (Cost: $1,209,254)
1,209,254	Bank of New York Overnight Government Fund	1,209,254
Total Investments: 107.3% (Cost: $19,380,250)		21,020,275
Liabilities in excess of other assets: (7.3)%		(1,432,255)
NET ASSETS: 100.0%		$19,588,020

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $922,075.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	2.0%	$392,906
Air Pollution Control Equipment	2.3	459,616
Alternative Waste Technology	4.9	974,791
Automobile / Truck Parts & Equipment	2.4	488,482
Building - Maintenance & Service	2.5	488,489
Building & Construction	2.1	412,140
Environment Consulting & Engineering	2.5	489,370
Filtration & Separate Products	4.9	982,052
Hazardous Waste Disposal	14.9	2,948,364
Machinery - General Industry	2.5	488,978
Medical Products	4.9	966,991
Non - Hazardous Waste Disposal	29.0	5,743,323
Oil - Field Services	2.5	500,129
Pollution Control	4.2	826,607
Steel - Producers	2.6	514,716
Water	10.2	2,021,262
Water Treatment Systems	4.5	889,200
Money Market Fund	1.1	223,605
	100.0%	$19,811,021

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$19,587,416	$—	$—	$19,587,416
Money Market Funds	1,432,859	—	—	1,432,859
Total	$21,020,275	$—	$—	$21,020,275

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.3%
Australia: 8.0%
160,498	Aristocrat Leisure Ltd. #	$675,665
154,515	Crown Ltd. #	2,335,853
305,496	Echo Entertainment Group Ltd. #	674,263
293,963	TABCORP Holdings Ltd. #	956,317
699,105	Tatts Group Ltd. #	1,942,027
		6,584,125
China / Hong Kong: 30.4%
624,240	Galaxy Entertainment Group Ltd. * #	5,620,595
90,197	Melco Crown Entertainment Ltd. (ADR) *	3,537,526
326,400	Melco International Development Ltd. #	1,204,099
599,700	MGM China Holdings Ltd. #	2,566,820
794,400	Sands China Ltd. #	6,510,836
658,000	SJM Holdings Ltd. #	2,212,003
742,000	Wynn Macau Ltd. #	3,373,105
		25,024,984
Greece: 1.6%
52,542	Intralot S.A. #	133,312
88,128	OPAP S.A. #	1,175,359
		1,308,671
Ireland: 2.1%
20,358	Paddy Power Plc #	1,740,300
Italy: 0.9%
24,888	GTECH S.p.A. #	759,743
Japan: 4.7%
30,379	Sankyo Co. Ltd. #	1,403,846
95,900	Sega Sammy Holdings, Inc. #	2,448,796
		3,852,642
Malaysia: 7.5%
381,683	Berjaya Sports Toto Bhd	471,933
1,093,538	Genting Bhd #	3,429,883
1,426,898	Genting Malaysia Bhd #	1,910,283
394,300	Magnum Bhd	380,396
		6,192,495
New Zealand: 1.1%
286,139	Sky City Entertainment Group Ltd. #	878,897
Singapore: 4.2%
2,895,400	Genting Singapore Plc #	3,441,401
South Africa: 0.5%
47,295	Sun International Ltd.	430,334
South Korea: 2.4%
54,886	Kangwon Land, Inc. #	1,611,592
14,357	Paradise Co. Ltd. #	360,140
		1,971,732
Sweden: 0.5%
14,252	Betsson A.B. #	452,969
United Kingdom: 8.4%
293,188	Bwin.Party Digital Entertainment Plc #	599,207
180,428	IG Group Holdings Plc #	1,843,638
453,462	Ladbrokes Plc #	1,347,842
75,194	Playtech Ltd. #	918,810
325,133	William Hill Plc #	2,167,837
		6,877,334
United States: 26.0%
19,226	Bally Technologies, Inc. *	1,508,280
30,849	Boyd Gaming Corp. *	347,360
32,297	Global Cash Access Holdings, Inc. *	322,647
128,660	International Game Technology	2,336,466
82,225	Las Vegas Sands Corp.	6,485,086
128,135	MGM Mirage *	3,013,735
24,421	Penn National Gaming, Inc. *	349,953
29,204	Pinnacle Entertainment, Inc. *	759,012
21,436	Scientific Games Corp. *	362,911
30,463	Wynn Resorts Ltd.	5,916,219
		21,401,669
Total Common Stocks (Cost: $55,365,464)		80,917,296
REAL ESTATE INVESTMENT TRUSTS: 1.7% (Cost: $970,447)
United States: 1.7%
28,107	Gaming and Leisure Properties, Inc. *	1,428,117
MONEY MARKET FUND: 0.1% (Cost: $80,428)
80,428	Dreyfus Government Cash Management Fund	80,428
Total Investments: 100.1% (Cost: $56,416,339)		82,425,841
Liabilities in excess of other assets: (0.1)%		(68,212)
NET ASSETS: 100.0%		$82,357,629

ADR	American Depositary Receipt

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,695,438 which represents 66.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Casino Hotels	61.7%	$50,854,390
Casino Services	9.8	8,075,425
Commercial Services - Finance	0.4	322,647
Computer Software	1.1	918,810
Diversified Operations	1.9	1,584,495
Finance - Other Services	2.2	1,843,638
Gambling (Non-Hotel)	14.1	11,588,068
Internet Gambling	1.3	1,052,176
Leisure & Recreation Products	3.0	2,448,796
Lottery Services	4.0	3,307,015
Racetracks	0.4	349,953
Money Market Fund	0.1	80,428
	100.0%	$82,425,841

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$6,584,125	$—	$6,584,125
China / Hong Kong	3,537,526	21,487,458	—	25,024,984
Greece	—	1,308,671	—	1,308,671
Ireland	—	1,740,300	—	1,740,300
Italy	—	759,743	—	759,743
Japan	—	3,852,642	—	3,852,642
Malaysia	852,329	5,340,166	—	6,192,495
New Zealand	—	878,897	—	878,897
Singapore	—	3,441,401	—	3,441,401
South Africa	430,334	—	—	430,334
South Korea	—	1,971,732	—	1,971,732
Sweden	—	452,969	—	452,969
United Kingdom	—	6,877,334	—	6,877,334
United States	21,401,669	—	—	21,401,669
Real Estate Investment Trust	1,428,117	—	—	1,428,117
Money Market Funds	80,428	—	—	80,428
Total	$27,730,403	$54,695,438	$—	$82,425,841

During the period ended December 31, 2013, transfers of securities from Level 2 to Level 1 were $343,806. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Denmark: 4.5%
64,235	Novo-Nordisk A.S. (ADR)	$11,868,059
France: 5.2%
252,513	Sanofi S.A. (ADR)	13,542,272
Ireland: 3.3%
60,894	Shire Plc (ADR)	8,603,713
Israel: 4.3%
285,458	Teva Pharmaceutical Industries Ltd. (ADR)	11,441,157
Switzerland: 7.7%
252,437	Novartis A.G. (ADR)	20,290,886
United Kingdom: 9.6%
202,357	AstraZeneca Plc (ADR)	12,013,935
246,131	GlaxoSmithKline Plc (ADR)	13,140,934
		25,154,869
United States: 65.6%
311,445	Abbott Laboratories	11,937,687
240,337	AbbVie, Inc.	12,692,197
62,329	Actavis Plc *	10,471,272
106,425	Allergan, Inc.	11,821,689
249,922	Bristol-Myers Squibb Co.	13,283,354
227,944	Eli Lilly & Co.	11,625,144
41,146	Endo Pharmaceuticals Holdings, Inc. *	2,775,709
96,485	Forest Laboratories, Inc. *	5,791,995
59,406	Hospira, Inc. *	2,452,280
263,187	Johnson & Johnson	24,105,297
272,561	Merck & Co., Inc.	13,641,678
137,115	Mylan, Inc. *	5,950,791
41,556	Perrigo Co. Plc	6,377,184
604,563	Pfizer, Inc.	18,517,765
11,316	Questcor Pharmaceuticals, Inc. †	616,156
22,527	Salix Pharmaceuticals Ltd. *	2,026,078
106,984	Valeant Pharmaceuticals International, Inc. *	12,559,922
166,537	Zoetis, Inc.	5,444,094
		172,090,292
Total Common Stocks (Cost: $233,258,753)		262,991,248
MONEY MARKET FUND: 0.5% (Cost: $1,443,333)
1,443,333	Dreyfus Government Cash Management Fund	1,443,333
Total Investments Before Collateral for Securities Loaned: 100.7%
(Cost: $234,702,086)		264,434,581

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2%
Repurchase Agreements: 0.2% (Cost: $481,332)
$481,332	Repurchase agreement dated 12/31/2013 with RBS Securities, Inc., 0.01% due 1/2/2014, proceeds $481,332; (collateralized by various U.S. government obligations, 0.13% to 3.88%, due 1/15/2014 to 2/15/2043, valued at $490,960 including accrued interest)	481,332
Total Investments: 100.9% (Cost: $235,183,418)		264,915,913
Liabilities in excess of other assets: (0.9)%		(2,419,337)
NET ASSETS: 100.0%		$262,496,576

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $470,109.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Medical - Drugs	85.4%	$225,682,408
Medical - Generic Drugs	13.0	34,240,404
Medical Products	0.9	2,452,280
Therapeutics	0.2	616,156
Money Market Fund	0.5	1,443,333
	100.0%	$264,434,581

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$262,991,248	$—	$—	$262,991,248
Money Market Fund	1,443,333	—	—	1,443,333
Repurchase Agreement	—	481,332	—	481,332
Total	$264,434,581	$481,332	$—	$264,915,913

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
United States: 99.9%
9,078	Amazon.com, Inc. *	$3,620,216
15,921	AmerisourceBergen Corp.	1,119,405
2,332	AutoZone, Inc. *	1,114,556
14,863	Bed Bath & Beyond, Inc. *	1,193,499
13,889	Best Buy Co., Inc.	553,893
23,636	Cardinal Health, Inc.	1,579,121
16,877	Costco Wholesale Corp.	2,008,532
31,471	CVS Caremark Corp.	2,252,379
18,619	Dollar General Corp. *	1,123,098
37,233	Home Depot, Inc.	3,065,765
14,821	Kohl’s Corp.	841,092
36,019	Kroger Co.	1,423,831
13,862	L Brands, Inc.	857,365
42,294	Lowe’s Cos., Inc.	2,095,668
25,504	MACY’S, Inc.	1,361,914
11,374	McKesson Corp.	1,835,764
14,875	Ross Stores, Inc.	1,114,584
45,242	Staples, Inc.	718,895
40,253	Sysco Corp.	1,453,133
28,618	Target Corp.	1,810,661
17,091	The Gap, Inc.	667,916
32,616	TJX Cos., Inc.	2,078,618
34,690	Walgreen Co.	1,992,594
43,631	Wal-Mart Stores, Inc.	3,433,323
25,757	Whole Foods Market, Inc.	1,489,527
Total Common Stocks (Cost: $38,293,656)		40,805,349
MONEY MARKET FUND: 0.1% (Cost: $47,049)
47,049	Dreyfus Government Cash Management Fund	47,049
Total Investments: 100.0% (Cost: $38,340,705)		40,852,398
Other assets less liabilities: 0.0%		12,030
NET ASSETS: 100.0%		$40,864,428

* Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
E-Commerce / Products	8.9%	$3,620,216
Food - Retail	7.1	2,913,358
Food - Wholesale / Distribution	3.6	1,453,133
Medical - Wholesale Drug Distributors	11.1	4,534,290
Retail - Apparel / Shoes	6.5	2,639,865
Retail - Auto Parts	2.7	1,114,556
Retail - Bedding	2.9	1,193,499
Retail - Building Products	12.6	5,161,433
Retail - Consumer Electronics	1.3	553,893
Retail - Discount	20.5	8,375,614
Retail - Drug Store	10.4	4,244,973
Retail - Major Department Store	5.1	2,078,618
Retail - Office Supplies	1.8	718,895
Retail - Regional Department Store	5.4	2,203,006
Money Market Fund	0.1	47,049
	100.0%	$40,852,398

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$40,805,349	$—	$—	$40,805,349
Money Market Funds	47,049	—	—	47,049
Total	$40,852,398	$—	$—	$40,852,398

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 1.4%
291,887	Marvell Technology Group Ltd. (USD)	$4,197,335
Netherlands: 4.9%
159,969	ASML Holding N.V. (USD)	14,989,095
Singapore: 2.8%
159,460	Avago Technologies Ltd. (USD)	8,433,839
Taiwan: 12.3%
2,155,785	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	37,596,890
United Kingdom: 4.9%
271,230	ARM Holdings Plc (ADR)	14,847,130
United States: 73.7%
486,066	Advanced Micro Devices, Inc. * †	1,881,075
272,036	Altera Corp.	8,849,331
263,548	Analog Devices, Inc.	13,422,500
779,803	Applied Materials, Inc.	13,794,715
360,919	Atmel Corp. *	2,825,996
383,521	Broadcom Corp.	11,371,398
102,242	Cree, Inc. *	6,397,282
2,382,031	Intel Corp.	61,837,525
141,169	KLA-Tencor Corp.	9,099,754
137,636	Lam Research Corp. *	7,494,280
198,374	Linear Technology Corp.	9,035,936
239,534	Maxim Integrated Products, Inc.	6,685,394
168,047	Microchip Technology, Inc. †	7,520,103
653,382	Micron Technology, Inc. *	14,217,592
482,134	NVIDIA Corp.	7,723,787
376,794	ON Semiconductor Corp. *	3,104,783
159,630	Skyworks Solutions, Inc. *	4,559,033
162,354	Teradyne, Inc. *	2,860,677
484,227	Texas Instruments, Inc.	21,262,408
227,278	Xilinx, Inc.	10,436,606
		224,380,175
Total Common Stocks (Cost: $308,209,184)		304,444,464
MONEY MARKET FUND: 0.1% (Cost: $130,630)
130,630	Dreyfus Government Cash Management Fund	130,630
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $308,339,814)		304,575,094

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8%
Repurchase Agreements: 1.8%
$1,300,399	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $1,300,400; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $1,326,407 including accrued interest)	1,300,399

1,300,399	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $1,300,401; (collateralized by various U.S. government obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $1,326,407 including accrued interest)	1,300,399

273,764	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $273,764; (collateralized by various U.S. government obligations, 1.00% to 4.38%, due 2/28/2015 to 11/15/2040, valued at $279,241 including accrued interest)	273,764

1,300,399	Repurchase agreement dated 12/31/2013 with JP Morgan Securities LLC, 0.00% due 1/2/2014, proceeds $1,300,399; (collateralized by various U.S. government and agency obligations, 2.50% to 7.50%, due 12/1/2014 to 11/1/2052, valued at $1,326,438 including accrued interest)	1,300,399

1,300,399	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $1,300,400; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $1,326,407 including accrued interest)	1,300,399

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,475,360)		5,475,360
Total Investments: 101.9% (Cost: $313,815,174)		310,050,454
Liabilities in excess of other assets: (1.9)%		(5,674,306)
NET ASSETS: 100.0%		$304,376,148

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,332,068.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electronic Component - Semiconductors	59.9%	$182,441,892
Semiconductor Component - Integrated Circuits	24.2	73,764,051
Semiconductor Equipment	15.9	48,238,521
Money Market Fund	0.0	130,630
	100.0%	$304,575,094

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$304,444,464	$—	$—	$304,444,464
Money Market Funds	130,630	—	—	130,630
Repurchase Agreements	—	5,475,360	—	5,475,360
Total	$304,575,094	$5,475,360	$—	$310,050,454

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Basic Materials: 5.2%
352,728	Compass Minerals International, Inc.	$28,235,876
Communications: 5.1%
504,334	eBay, Inc. *	27,682,893
Consumer, Cyclical: 4.9%
271,967	McDonald’s Corp.	26,388,958
Consumer, Non-cyclical: 39.3%
386,854	Baxter International, Inc.	26,905,696
645,593	Coca-Cola Co.	26,669,447
518,363	Eli Lilly & Co.	26,436,513
385,302	Express Scripts Holding Co. *	27,063,612
70,668	Intuitive Surgical, Inc. *	27,142,165
700,965	Sysco Corp.	25,304,837
1,562,590	The Western Union Co.	26,954,678
802,348	Weight Watchers International, Inc. †	26,421,320
		212,898,268
Energy: 15.4%
795,206	Kinder Morgan, Inc.	28,627,416
300,765	Schlumberger Ltd.	27,101,934
782,005	Spectra Energy Corp.	27,855,018
		83,584,368
Financial: 4.9%
226,250	Berkshire Hathaway, Inc. *	26,824,200
Industrial: 4.9%
451,589	CH Robinson Worldwide, Inc.	26,345,702
Technology: 15.7%
348,224	Accenture Plc-CL A	28,630,977
147,877	International Business Machines Corp.	27,737,289
749,647	Oracle Corp.	28,681,494
		85,049,760
Utilities: 4.7%
924,945	Exelon Corp.	25,334,244
Total Common Stocks (Cost: $528,283,662)		542,344,269

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.8%
Repurchase Agreements: 4.8%
$1,284,328	Repurchase agreement dated 12/31/2013 with Barclays Capital, 0.01% due 1/2/2014, proceeds $1,284,329; (collateralized by various U.S. government obligations, 0.00% to 4.75%, due 5/15/2014 to 8/15/2043, valued at $1,310,015 including accrued interest)	1,284,328

6,100,628	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $6,100,635; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $6,222,641 including accrued interest)	6,100,628

6,100,628	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $6,100,638; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $6,222,643 including accrued interest)	6,100,628

6,100,628	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $6,100,631; (collateralized by U.S. government obligations, 0.88% due 9/15/2016 , valued at $6,222,662 including accrued interest)	6,100,628

6,100,628	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $6,100,631; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $6,222,641 including accrued interest)	6,100,628

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $25,686,840)		25,686,840
Total Investments: 104.9% (Cost: $553,970,502)		568,031,109
Liabilities in excess of other assets: (4.9)%		(26,351,052)
NET ASSETS: 100.0%		$541,680,057

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,104,202.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Beverages - Non-Alcoholic	4.9%	$26,669,447
Commercial Services - Finance	5.0	26,954,678
Commercial Services - Other	4.9	26,421,320
Computer Services	10.4	56,368,266
Computer Software	5.3	28,681,494
E-Commerce / Products	5.1	27,682,893
Electric - Integrated	4.7	25,334,244
Food - Wholesale / Distribution	4.7	25,304,837
Medical - Drugs	9.8	53,500,125
Medical Products	10.0	54,047,861
Oil - Field Services	5.0	27,101,934
Pipelines	10.4	56,482,434
Quarrying	5.2	28,235,876
Reinsurance	4.9	26,824,200
Retail - Restaurants	4.9	26,388,958
Transport - Services	4.8	26,345,702
	100.0%	$542,344,269

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$542,344,269	$—	$—	$542,344,269
Repurchase Agreements	—	25,686,840	—	25,686,840
Total	$542,344,269	$25,686,840	$—	$568,031,109

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2013 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of December 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bank and Brokerage ETF	$16,719,768	$1,446,209	$(817,737)	$628,472
Biotech ETF	396,153,597	100,899,508	(10,367,647)	90,531,861
Environmental Services ETF	19,439,765	2,916,339	(1,335,829)	1,580,510
Gaming ETF	57,350,942	27,000,248	(1,925,349)	25,074,899
Pharmaceutical ETF	235,188,357	30,679,865	(952,309)	29,727,556
Retail ETF	38,340,705	2,735,146	(223,453)	2,511,693
Semiconductor ETF	313,815,174	4,052,523	(7,817,243)	(3,764,720)
Wide Moat ETF	554,001,021	23,481,661	(9,451,573)	14,030,088

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: February 25, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 25, 2014